Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements	12 Months Ended
Dec. 31, 2015
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	6.00%
Terminal Capitalization Rate	4.30%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	5.70%
Terminal Capitalization Rate	4.90%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	5.30%
Terminal Capitalization Rate	4.00%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	5.00%
Terminal Capitalization Rate	4.80%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	3.80%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.00%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	3.30%
Minimum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	4.30%
Minimum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	30.60%
Equivalency Rate	2.70%
Minimum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	21.00%
Equivalency Rate	2.40%
Minimum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	31.00%
Equivalency Rate	2.70%
Minimum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	30.60%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Minimum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	21.00%
Weighted Average Cost of Capital Risk Premium Multiple	1.10%
Minimum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	31.00%
Weighted Average Cost of Capital Risk Premium Multiple	1.20%
Minimum [Member] | Loans Receivable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	76.10%
Equivalency Rate	6.10%
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.50%)
Terminal Capitalization Rate	(5.50%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.80%)
Terminal Capitalization Rate	(5.70%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.20%)
Terminal Capitalization Rate	(4.80%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	(6.80%)
Terminal Capitalization Rate	(5.80%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(4.70%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.10%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(4.10%)
Weighted Average [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	(5.20%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(44.00%)
Equivalency Rate	(3.20%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(37.80%)
Equivalency Rate	(3.30%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(41.00%)
Equivalency Rate	(3.60%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(44.00%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.30%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(37.80%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.20%)
Weighted Average [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(41.00%)
Weighted Average Cost of Capital Risk Premium Multiple	(1.30%)
Weighted Average [Member] | Loans Receivable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	(76.10%)
Equivalency Rate	(6.10%)
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	8.30%
Terminal Capitalization Rate	7.50%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	8.80%
Terminal Capitalization Rate	7.30%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	7.30%
Terminal Capitalization Rate	5.80%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Discount Rate	10.40%
Terminal Capitalization Rate	9.50%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Office [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	7.30%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	6.30%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	5.30%
Maximum [Member] | Real Estate Properties and Real Estate Joint Ventures [Member] | Direct Capitalization Valuation Technique [Member] | Income Approach Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Overall Capitalization Rate	8.50%
Maximum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	63.20%
Equivalency Rate	3.50%
Maximum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	49.40%
Equivalency Rate	4.00%
Maximum [Member] | Mortgage Loans Payable [Member] | Discounted Cash Flow Analysis Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	47.50%
Equivalency Rate	3.80%
Maximum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Residential [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	63.20%
Weighted Average Cost of Capital Risk Premium Multiple	1.50%
Maximum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Retail [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	49.40%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%
Maximum [Member] | Mortgage Loans Payable [Member] | Net Present Value Valuation Technique [Member] | Office and Industrial [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Schedule of unobservable inputs related to Level 3 fair value measurements [Line Items]
Loan to Value Ratio	47.50%
Weighted Average Cost of Capital Risk Premium Multiple	1.30%